Average Annual Total Returns{- Fidelity Small Cap Value Fund} - 07.31 Fidelity Small Cap Value Fund AMCIZ PRO-15 - Fidelity Small Cap Value Fund	Fidelity Advisor Small Cap Value Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Value Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Value Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Value Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Small Cap Value Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Small Cap Value Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Small Cap Value Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Small Cap Value Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Small Cap Value Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Small Cap Value Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Value Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Value Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Value Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Value Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Value Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Value Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Value Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Value Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Value Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Value Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Value Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Small Cap Value Fund: Class Z Return Before Taxes Inception Date	RS015 Past 1 year	RS015 Past 5 years	RS015 Past 10 years
Total	4.45%	7.66%	9.02%	4.38%	5.60%	6.99%	2.69%	5.77%	6.98%	6.73%	7.90%	9.01%	8.98%	8.11%	8.84%	11.21%	9.23%	9.97%	11.35%		5.66%	[1]	Oct. 02, 2018	4.63%	9.65%	8.66%

[1]	(a)Since inception October 2, 2018.